Share-based payments (Details) - Schedule of potential shares from outstanding warrants - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Potential Shares From Outstanding Warrants Abstract
Beginning balance	8,917,625	5,766,093
Number of warrants cancelled/forfeited during the year	(590,345)	(304,968)
Number of warrants granted during the year	3,930,500	3,456,500
Ending balance	12,257,780	8,917,625